NET INCOME PER ORDINARY SHARE: - Weighted average amounts of securities were excluded from the computation of diluted net income per ordinary share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average amounts of securities excluded from the computation of diluted net income per ordinary share	380,594
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average amounts of securities excluded from the computation of diluted net income per ordinary share	32,716	7,158,098	17,518,874
2014 Ordinary Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average amounts of securities excluded from the computation of diluted net income per ordinary share			113,042,994
2019 Ordinary Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average amounts of securities excluded from the computation of diluted net income per ordinary share	123,435,978	249,645,799	28,085,157
Contingently returnable shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average amounts of securities excluded from the computation of diluted net income per ordinary share	1,604,827